Loans - Schedule of Loans Not Rated by Class of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	$ 164,028	$ 140,165
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	951	770
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	911	1,262
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	144,098	125,372
Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	4,760	3,493
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	13,308	9,268
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	163,333	139,493
Performing [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	951	770
Performing [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	911	1,262
Performing [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	143,440	124,700
Performing [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	4,760	3,493
Performing [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	13,271	9,268
Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	695	672
Nonperforming [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	658	$ 672
Nonperforming [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans not rated by class of loans	$ 37